SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Nov. 19, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 500,000		$ 2,500,000
Investments held in Trust	284,840,707	$ 106,861,019	281,523,211	$ 281,500,000
Taxes paid	800,000
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0
Class A common stock subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Temporary equity, shares outstanding	27,600,000	9,850,641	27,600,000